American Century Investments®
Quarterly Portfolio Holdings
VP Balanced Fund
September 30, 2020

VP Balanced - Schedule of Investments
SEPTEMBER 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 57.5%
Aerospace and Defense — 0.6%
General Dynamics Corp.	3,019	417,920
Huntington Ingalls Industries, Inc.	1,465	206,199
Lockheed Martin Corp.	3,029	1,160,955
		1,785,074
Auto Components — 0.2%
BorgWarner, Inc.	13,478	522,138
Banks — 0.9%
Bank of America Corp.	64,281	1,548,529
Citigroup, Inc.	4,309	185,761
East West Bancorp, Inc.	5,713	187,044
JPMorgan Chase & Co.	7,446	716,826
Wells Fargo & Co.	9,270	217,938
		2,856,098
Beverages — 0.1%
Coca-Cola Co. (The)	3,821	188,643
Biotechnology — 1.7%
AbbVie, Inc.	10,154	889,389
Alexion Pharmaceuticals, Inc.(1)	6,455	738,646
Amgen, Inc.	1,220	310,075
Biogen, Inc.(1)	3,720	1,055,289
Exelixis, Inc.(1)	10,552	257,996
Incyte Corp.(1)	7,096	636,795
Regeneron Pharmaceuticals, Inc.(1)	1,495	836,871
Vertex Pharmaceuticals, Inc.(1)	2,180	593,222
		5,318,283
Building Products — 0.9%
Fortune Brands Home & Security, Inc.	8,526	737,669
Masco Corp.	35,929	1,980,766
		2,718,435
Capital Markets — 1.1%
Ameriprise Financial, Inc.	3,408	525,207
Cboe Global Markets, Inc.	5	439
FactSet Research Systems, Inc.	2,269	759,843
Franklin Resources, Inc.	8,748	178,022
LPL Financial Holdings, Inc.	7,791	597,336
Moody's Corp.	2,757	799,116
SEI Investments Co.	10,636	539,458
State Street Corp.	2,677	158,826
		3,558,247
Chemicals — 0.3%
Eastman Chemical Co.	3,699	288,966
LyondellBasell Industries NV, Class A	9,512	670,501
		959,467
Communications Equipment — 0.4%
Arista Networks, Inc.(1)	1,156	239,211
Cisco Systems, Inc.	10,705	421,670
Lumentum Holdings, Inc.(1)	8,524	640,408

Motorola Solutions, Inc.	16	2,509
		1,303,798
Consumer Finance — 0.1%
Synchrony Financial	16,094	421,180
Containers and Packaging — 0.6%
International Paper Co.	18,086	733,206
Packaging Corp. of America	6,629	722,893
WestRock Co.	12,256	425,773
		1,881,872
Distributors — 0.2%
LKQ Corp.(1)	21,693	601,547
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B(1)	10,855	2,311,464
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	27,599	786,847
CenturyLink, Inc.	15,375	155,134
Verizon Communications, Inc.	23,828	1,417,528
		2,359,509
Electric Utilities — 0.9%
Duke Energy Corp.	6,422	568,732
Evergy, Inc.	10,781	547,891
Exelon Corp.	17,857	638,566
NextEra Energy, Inc.	545	151,270
NRG Energy, Inc.	23,933	735,701
Southern Co. (The)	2,609	141,460
		2,783,620
Electrical Equipment — 0.8%
Emerson Electric Co.	29,394	1,927,365
Hubbell, Inc.	4,318	590,875
		2,518,240
Electronic Equipment, Instruments and Components — 0.6%
Jabil, Inc.	7,848	268,872
SYNNEX Corp.	5,762	807,026
Trimble, Inc.(1)	8,649	421,206
Zebra Technologies Corp., Class A(1)	1,734	437,766
		1,934,870
Energy Equipment and Services — 0.2%
Baker Hughes Co.	39,437	524,118
Entertainment — 1.6%
Activision Blizzard, Inc.	10,314	834,918
Electronic Arts, Inc.(1)	13,904	1,813,221
Netflix, Inc.(1)	747	373,522
Take-Two Interactive Software, Inc.(1)	7,387	1,220,480
Zynga, Inc., Class A(1)	97,291	887,294
		5,129,435
Equity Real Estate Investment Trusts (REITs) — 0.1%
Iron Mountain, Inc.	7,385	197,844
Public Storage	1,237	275,505
		473,349
Food and Staples Retailing — 0.5%
Kroger Co. (The)	34,992	1,186,579
Walmart, Inc.	2,759	386,011
		1,572,590
Food Products — 1.5%
Campbell Soup Co.	6,261	302,845

General Mills, Inc.	17,301	1,067,126
Hershey Co. (The)	12,366	1,772,542
Hormel Foods Corp.	14,632	715,358
Kellogg Co.	11,261	727,348
Kraft Heinz Co. (The)	6,018	180,239
		4,765,458
Health Care Equipment and Supplies — 2.2%
Abbott Laboratories	16,062	1,748,028
ABIOMED, Inc.(1)	3,652	1,011,823
Align Technology, Inc.(1)	922	301,826
Baxter International, Inc.	17,480	1,405,742
Danaher Corp.	2,307	496,766
Edwards Lifesciences Corp.(1)	16,003	1,277,359
Medtronic plc	4,191	435,529
Zimmer Biomet Holdings, Inc.	1,944	264,656
		6,941,729
Health Care Providers and Services — 2.1%
Anthem, Inc.	5,856	1,572,863
Cardinal Health, Inc.	3,175	149,066
CVS Health Corp.	20,130	1,175,592
Henry Schein, Inc.(1)	2,601	152,887
Humana, Inc.	3,864	1,599,271
McKesson Corp.	5,253	782,329
UnitedHealth Group, Inc.	3,642	1,135,467
Universal Health Services, Inc., Class B	1,760	188,355
		6,755,830
Health Care Technology — 0.6%
Cerner Corp.	25,032	1,809,563
Hotels, Restaurants and Leisure — 0.1%
Starbucks Corp.	2,358	202,599
Household Durables — 0.2%
Mohawk Industries, Inc.(1)	3,792	370,061
PulteGroup, Inc.	9,289	429,988
		800,049
Household Products — 1.2%
Colgate-Palmolive Co.	14,611	1,127,239
Kimberly-Clark Corp.	10,889	1,607,870
Procter & Gamble Co. (The)	6,753	938,599
		3,673,708
Industrial Conglomerates — 0.8%
3M Co.	14,665	2,349,040
Honeywell International, Inc.	2,145	353,088
		2,702,128
Insurance — 1.1%
Allstate Corp. (The)	5,363	504,873
Aon plc, Class A	1,212	250,036
Brown & Brown, Inc.	14,309	647,768
Marsh & McLennan Cos., Inc.	7,639	876,193
MetLife, Inc.	19,149	711,768
Principal Financial Group, Inc.	12,585	506,798
		3,497,436
Interactive Media and Services — 3.8%
Alphabet, Inc., Class A(1)	3,823	5,602,989
Facebook, Inc., Class A(1)	25,341	6,636,808
		12,239,797

Internet and Direct Marketing Retail — 3.5%
Amazon.com, Inc.(1)	2,855	8,989,624
Booking Holdings, Inc.(1)	294	502,940
eBay, Inc.	32,881	1,713,100
		11,205,664
IT Services — 1.5%
Akamai Technologies, Inc.(1)	3,815	421,710
Cognizant Technology Solutions Corp., Class A	6,368	442,067
International Business Machines Corp.	10,189	1,239,696
MasterCard, Inc., Class A	2,071	700,350
PayPal Holdings, Inc.(1)	1,343	264,611
Visa, Inc., Class A	5,310	1,061,841
Western Union Co. (The)	29,538	632,999
		4,763,274
Leisure Products — 0.2%
Polaris, Inc.	6,194	584,342
Life Sciences Tools and Services — 0.3%
Agilent Technologies, Inc.	9,613	970,336
Machinery — 1.0%
AGCO Corp.	20,022	1,487,034
Cummins, Inc.	4,458	941,351
Snap-on, Inc.	5,158	758,897
		3,187,282
Media — 0.2%
DISH Network Corp., Class A(1)	5,325	154,585
Fox Corp., Class A	7,024	195,478
Fox Corp., Class B	7,046	197,076
Interpublic Group of Cos., Inc. (The)	10,663	177,752
		724,891
Metals and Mining — 0.5%
Reliance Steel & Aluminum Co.	12,390	1,264,276
Steel Dynamics, Inc.	13,456	385,245
		1,649,521
Multi-Utilities — 0.3%
Dominion Energy, Inc.	9,031	712,817
MDU Resources Group, Inc.	9,214	207,315
		920,132
Multiline Retail — 0.4%
Target Corp.	7,335	1,154,676
Oil, Gas and Consumable Fuels — 0.5%
Chevron Corp.	3,632	261,504
Exxon Mobil Corp.	11,182	383,878
Kinder Morgan, Inc.	18,181	224,172
Williams Cos., Inc. (The)	44,470	873,835
		1,743,389
Personal Products — 0.7%
Estee Lauder Cos., Inc. (The), Class A	6,355	1,386,979
Herbalife Nutrition Ltd.(1)	17,379	810,730
		2,197,709
Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.	35,765	2,156,272
Jazz Pharmaceuticals plc(1)	1,671	238,268
Johnson & Johnson	15,001	2,233,349
Merck & Co., Inc.	36,450	3,023,528
Mylan NV(1)	43,833	650,043

Pfizer, Inc.	14,559	534,315
		8,835,775
Professional Services — 0.3%
Robert Half International, Inc.	18,891	1,000,090
Road and Rail — 0.2%
Kansas City Southern	4,192	758,039
Semiconductors and Semiconductor Equipment — 3.0%
Applied Materials, Inc.	23,283	1,384,174
Broadcom, Inc.	8,150	2,969,208
Intel Corp.	21,661	1,121,607
KLA Corp.	1,762	341,370
Lam Research Corp.	1,205	399,759
NVIDIA Corp.	1,187	642,428
NXP Semiconductors NV	3,924	489,754
Qorvo, Inc.(1)	3,700	477,337
Texas Instruments, Inc.	11,323	1,616,811
		9,442,448
Software — 8.7%
Adobe, Inc.(1)	7,474	3,665,474
Autodesk, Inc.(1)	6,541	1,511,036
Cadence Design Systems, Inc.(1)	14,421	1,537,711
Dropbox, Inc., Class A(1)	29,134	561,121
Fortinet, Inc.(1)	2,462	290,048
Intuit, Inc.	4,944	1,612,782
Microsoft Corp.	46,570	9,795,068
NortonLifeLock, Inc.	51,949	1,082,617
Oracle Corp. (New York)	25,678	1,532,977
Proofpoint, Inc.(1)	6,708	708,029
salesforce.com, Inc.(1)	10,330	2,596,136
ServiceNow, Inc.(1)	3,730	1,809,050
VMware, Inc., Class A(1)	6,204	891,329
		27,593,378
Specialty Retail — 2.0%
AutoZone, Inc.(1)	419	493,431
Best Buy Co., Inc.	10,122	1,126,478
Home Depot, Inc. (The)	5,569	1,546,567
Lowe's Cos., Inc.	9,713	1,610,998
O'Reilly Automotive, Inc.(1)	2,654	1,223,706
Ulta Beauty, Inc.(1)	1,306	292,518
		6,293,698
Technology Hardware, Storage and Peripherals — 4.3%
Apple, Inc.	110,252	12,768,284
HP, Inc.	50,154	952,425
NetApp, Inc.	694	30,425
		13,751,134
Textiles, Apparel and Luxury Goods — 0.1%
Hanesbrands, Inc.	22,285	350,989
Trading Companies and Distributors — 0.2%
W.W. Grainger, Inc.	1,947	694,631
TOTAL COMMON STOCKS (Cost $137,326,027)		182,931,672
U.S. TREASURY SECURITIES — 15.4%
U.S. Treasury Bonds, 5.00%, 5/15/37	100,000	162,043
U.S. Treasury Bonds, 3.50%, 2/15/39	600,000	842,438
U.S. Treasury Bonds, 4.625%, 2/15/40	600,000	966,305

U.S. Treasury Bonds, 1.125%, 8/15/40	100,000	98,148
U.S. Treasury Bonds, 3.125%, 11/15/41	100,000	135,164
U.S. Treasury Bonds, 3.00%, 5/15/42	1,700,000	2,260,469
U.S. Treasury Bonds, 2.75%, 11/15/42	550,000	704,451
U.S. Treasury Bonds, 2.875%, 5/15/43	300,000	391,805
U.S. Treasury Bonds, 3.625%, 2/15/44	100,000	146,152
U.S. Treasury Bonds, 2.50%, 2/15/45	1,710,000	2,105,104
U.S. Treasury Bonds, 3.00%, 5/15/45	200,000	267,828
U.S. Treasury Bonds, 3.00%, 11/15/45	200,000	268,750
U.S. Treasury Bonds, 2.50%, 2/15/46	100,000	123,488
U.S. Treasury Bonds, 3.375%, 11/15/48	1,160,000	1,688,117
U.S. Treasury Bonds, 2.25%, 8/15/49	250,000	297,373
U.S. Treasury Bonds, 2.375%, 11/15/49	550,000	671,666
U.S. Treasury Bonds, 2.00%, 2/15/50	600,000	678,797
U.S. Treasury Bonds, 1.25%, 5/15/50	400,000	379,156
U.S. Treasury Bonds, 1.375%, 8/15/50	100,000	97,859
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	709,051	793,391
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/30	1,414,798	1,573,420
U.S. Treasury Notes, 1.875%, 12/15/20(2)	200,000	200,723
U.S. Treasury Notes, 1.875%, 1/31/22	1,400,000	1,432,484
U.S. Treasury Notes, 0.375%, 3/31/22	3,800,000	3,813,508
U.S. Treasury Notes, 0.125%, 4/30/22	2,000,000	1,999,961
U.S. Treasury Notes, 1.75%, 6/15/22	300,000	308,238
U.S. Treasury Notes, 1.50%, 9/15/22	600,000	616,078
U.S. Treasury Notes, 0.50%, 3/15/23	6,600,000	6,657,750
U.S. Treasury Notes, 0.25%, 4/15/23	100,000	100,270
U.S. Treasury Notes, 2.875%, 11/30/23	3,400,000	3,690,328
U.S. Treasury Notes, 2.375%, 2/29/24	400,000	429,891
U.S. Treasury Notes, 1.125%, 2/28/25	3,300,000	3,429,035
U.S. Treasury Notes, 0.50%, 3/31/25	600,000	606,891
U.S. Treasury Notes, 0.25%, 5/31/25	500,000	499,961
U.S. Treasury Notes, 0.25%, 8/31/25	1,400,000	1,398,742
U.S. Treasury Notes, 2.625%, 12/31/25	900,000	1,008,703
U.S. Treasury Notes, 1.375%, 8/31/26	700,000	741,262
U.S. Treasury Notes, 1.625%, 10/31/26(2)	1,300,000	1,397,145
U.S. Treasury Notes, 1.75%, 12/31/26	700,000	758,734
U.S. Treasury Notes, 1.50%, 1/31/27	100,000	106,871
U.S. Treasury Notes, 1.125%, 2/28/27	1,100,000	1,149,672
U.S. Treasury Notes, 0.625%, 3/31/27	1,300,000	1,316,605
U.S. Treasury Notes, 0.50%, 4/30/27	1,500,000	1,506,856
U.S. Treasury Notes, 0.50%, 6/30/27	200,000	200,719
U.S. Treasury Notes, 0.50%, 8/31/27	1,100,000	1,102,750
TOTAL U.S. TREASURY SECURITIES (Cost $45,930,021)		49,125,101
CORPORATE BONDS — 10.9%
Aerospace and Defense — 0.1%
Boeing Co. (The), 5.15%, 5/1/30	50,000	56,160
Boeing Co. (The), 5.81%, 5/1/50	140,000	169,517
Lockheed Martin Corp., 3.80%, 3/1/45	20,000	23,817
Raytheon Technologies Corp., 4.125%, 11/16/28	170,000	201,456
Raytheon Technologies Corp., 5.70%, 4/15/40	20,000	28,242
		479,192
Airlines — 0.1%
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(3)	194,000	199,261

Southwest Airlines Co., 5.125%, 6/15/27	166,000	181,160
		380,421
Auto Components†
BorgWarner, Inc., 2.65%, 7/1/27	70,000	73,988
Automobiles — 0.1%
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	50,000	51,031
General Motors Co., 5.15%, 4/1/38	50,000	53,082
General Motors Financial Co., Inc., 2.75%, 6/20/25	140,000	143,560
General Motors Financial Co., Inc., 2.70%, 8/20/27	220,000	219,340
		467,013
Banks — 1.2%
Banco Santander SA, 3.50%, 4/11/22	200,000	207,490
Bank of America Corp., MTN, VRN, 1.32%, 6/19/26	358,000	360,732
Bank of America Corp., MTN, VRN, 2.50%, 2/13/31	321,000	335,306
Bank of America Corp., MTN, VRN, 2.68%, 6/19/41	200,000	205,080
Bank of America Corp., VRN, 3.00%, 12/20/23	211,000	221,678
BPCE SA, VRN, 1.65%, 10/6/26(3)(4)	100,000	100,089
Citigroup, Inc., 4.05%, 7/30/22	20,000	21,243
Citigroup, Inc., VRN, 3.11%, 4/8/26	223,000	240,270
Citigroup, Inc., VRN, 3.52%, 10/27/28	50,000	55,626
Citigroup, Inc., VRN, 2.57%, 6/3/31	120,000	126,401
Fifth Third BanCorp., 4.30%, 1/16/24	95,000	104,903
FNB Corp., 2.20%, 2/24/23	140,000	141,399
JPMorgan Chase & Co., VRN, 4.02%, 12/5/24	140,000	154,076
JPMorgan Chase & Co., VRN, 2.18%, 6/1/28	265,000	276,888
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31	257,000	274,249
Lloyds Banking Group plc, VRN, 2.44%, 2/5/26	200,000	207,566
Wells Fargo & Co., 4.125%, 8/15/23	180,000	196,212
Wells Fargo & Co., 3.00%, 10/23/26	254,000	277,647
Wells Fargo & Co., MTN, VRN, 2.39%, 6/2/28	40,000	41,780
Wells Fargo & Co., VRN, 2.19%, 4/30/26	55,000	57,208
Wells Fargo & Co., VRN, 3.07%, 4/30/41	100,000	104,215
		3,710,058
Beverages — 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	145,000	180,297
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	220,000	267,797
Coca-Cola Co. (The), 1.00%, 3/15/28	40,000	39,914
PepsiCo, Inc., 1.625%, 5/1/30	30,000	30,861
		518,869
Biotechnology — 0.3%
AbbVie, Inc., 3.25%, 10/1/22(3)	130,000	135,988
AbbVie, Inc., 3.85%, 6/15/24(3)	89,000	97,572
AbbVie, Inc., 3.60%, 5/14/25	30,000	33,278
AbbVie, Inc., 3.20%, 11/21/29(3)	145,000	160,055
AbbVie, Inc., 4.55%, 3/15/35(3)	10,000	12,256
AbbVie, Inc., 4.40%, 11/6/42	80,000	95,336
Gilead Sciences, Inc., 3.65%, 3/1/26	250,000	282,481
Gilead Sciences, Inc., 1.65%, 10/1/30	140,000	139,916
Regeneron Pharmaceuticals, Inc., 1.75%, 9/15/30	47,000	45,907
		1,002,789
Building Products†
Lennox International, Inc., 1.70%, 8/1/27	50,000	50,013
Capital Markets — 0.9%
Ares Capital Corp., 3.25%, 7/15/25	221,000	219,920
Ares Finance Co. II LLC, 3.25%, 6/15/30(3)	100,000	104,784

Credit Suisse Group AG, VRN, 2.19%, 6/5/26(3)	475,000	491,227
Goldman Sachs Group, Inc. (The), 3.50%, 4/1/25	160,000	176,791
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	386,000	427,029
Goldman Sachs Group, Inc. (The), 2.60%, 2/7/30	156,000	164,942
Golub Capital BDC, Inc., 3.375%, 4/15/24(4)	200,000	199,916
Intercontinental Exchange, Inc., 1.85%, 9/15/32	95,000	94,755
Morgan Stanley, MTN, 4.875%, 11/1/22	109,000	117,944
Morgan Stanley, VRN, 2.19%, 4/28/26	480,000	503,219
Oaktree Specialty Lending Corp., 3.50%, 2/25/25	120,000	120,805
Owl Rock Technology Finance Corp., 4.75%, 12/15/25(3)	180,000	178,231
		2,799,563
Chemicals — 0.1%
CF Industries, Inc., 4.50%, 12/1/26(3)	90,000	104,696
CF Industries, Inc., 5.15%, 3/15/34	70,000	82,874
Dow Chemical Co. (The), 3.60%, 11/15/50	180,000	182,790
Nutrition & Biosciences, Inc., 1.83%, 10/15/27(3)	59,000	59,308
		429,668
Commercial Services and Supplies — 0.2%
RELX Capital, Inc., 3.00%, 5/22/30	70,000	76,641
Republic Services, Inc., 2.30%, 3/1/30	215,000	228,642
Waste Connections, Inc., 2.60%, 2/1/30	180,000	194,013
		499,296
Communications Equipment†
Juniper Networks, Inc., 4.50%, 3/15/24	29,000	32,433
Motorola Solutions, Inc., 2.30%, 11/15/30	95,000	94,451
		126,884
Construction and Engineering — 0.1%
Quanta Services, Inc., 2.90%, 10/1/30	220,000	224,871
Construction Materials — 0.1%
Martin Marietta Materials, Inc., 2.50%, 3/15/30	170,000	177,284
Vulcan Materials Co., 3.50%, 6/1/30	100,000	112,145
		289,429
Consumer Finance — 0.1%
Park Aerospace Holdings Ltd., 5.50%, 2/15/24(3)	115,000	115,805
Synchrony Financial, 2.85%, 7/25/22	177,000	182,371
		298,176
Containers and Packaging†
Ball Corp., 2.875%, 8/15/30	40,000	39,600
Diversified Consumer Services†
Pepperdine University, 3.30%, 12/1/59	105,000	115,606
Diversified Financial Services — 0.1%
Block Financial LLC, 3.875%, 8/15/30	47,000	47,307
GE Capital Funding LLC, 4.40%, 5/15/30(3)	200,000	215,395
		262,702
Diversified Telecommunication Services — 0.5%
AT&T, Inc., 2.30%, 6/1/27	45,000	47,305
AT&T, Inc., 4.10%, 2/15/28	30,000	34,712
AT&T, Inc., 2.75%, 6/1/31	300,000	316,307
AT&T, Inc., 3.50%, 6/1/41	40,000	42,252
AT&T, Inc., 3.65%, 6/1/51	34,000	34,505
AT&T, Inc., 3.30%, 2/1/52	131,000	122,709
AT&T, Inc., 3.55%, 9/15/55(3)	44,000	42,297
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(3)	150,000	168,234
Telefonica Emisiones SA, 5.46%, 2/16/21	55,000	56,018
Verizon Communications, Inc., 3.15%, 3/22/30	113,000	127,919

Verizon Communications, Inc., 4.40%, 11/1/34	355,000	443,847
		1,436,105
Electric Utilities — 0.8%
AEP Texas, Inc., 2.10%, 7/1/30	110,000	113,263
AEP Transmission Co. LLC, 3.75%, 12/1/47	20,000	23,460
American Electric Power Co., Inc., 3.20%, 11/13/27	20,000	22,010
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	170,000	188,383
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	30,000	34,858
Commonwealth Edison Co., 3.20%, 11/15/49	65,000	71,433
DTE Electric Co., 2.25%, 3/1/30	100,000	106,570
Duke Energy Corp., 2.65%, 9/1/26	70,000	75,812
Duke Energy Florida LLC, 1.75%, 6/15/30	120,000	122,312
Duke Energy Florida LLC, 3.85%, 11/15/42	30,000	35,737
Duke Energy Progress LLC, 4.15%, 12/1/44	20,000	24,948
Duke Energy Progress LLC, 3.70%, 10/15/46	80,000	94,279
EDP Finance BV, 1.71%, 1/24/28(3)	200,000	199,088
Entergy Arkansas LLC, 2.65%, 6/15/51	60,000	60,580
Entergy Texas, Inc., 1.75%, 3/15/31(4)	220,000	218,563
Exelon Corp., 5.15%, 12/1/20	32,000	32,000
Exelon Corp., 4.45%, 4/15/46	50,000	60,706
FirstEnergy Corp., 4.85%, 7/15/47	20,000	24,082
FirstEnergy Transmission LLC, 4.55%, 4/1/49(3)	50,000	58,751
Florida Power & Light Co., 4.125%, 2/1/42	40,000	49,944
Florida Power & Light Co., 3.15%, 10/1/49	50,000	56,387
MidAmerican Energy Co., 4.40%, 10/15/44	60,000	76,192
Nevada Power Co., 2.40%, 5/1/30	70,000	75,331
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	50,000	56,420
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(3)	20,000	21,550
Northern States Power Co., 2.60%, 6/1/51	50,000	50,893
Oncor Electric Delivery Co. LLC, 3.10%, 9/15/49	50,000	55,004
PacifiCorp, 2.70%, 9/15/30	30,000	33,200
PacifiCorp, 3.30%, 3/15/51	100,000	112,541
Potomac Electric Power Co., 3.60%, 3/15/24	60,000	65,542
Southern Co. Gas Capital Corp., 1.75%, 1/15/31	120,000	119,015
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	25,000	28,005
Xcel Energy, Inc., 3.40%, 6/1/30	100,000	115,083
		2,481,942
Energy Equipment and Services†
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.14%, 11/7/29	59,000	61,569
Entertainment — 0.2%
Netflix, Inc., 3.625%, 6/15/25(3)	126,000	131,859
Netflix, Inc., 4.875%, 4/15/28	108,000	120,866
Netflix, Inc., 5.875%, 11/15/28	31,000	37,045
Walt Disney Co. (The), 2.20%, 1/13/28	190,000	200,083
		489,853
Equity Real Estate Investment Trusts (REITs) — 0.7%
Alexandria Real Estate Equities, Inc., 4.70%, 7/1/30	30,000	37,032
Alexandria Real Estate Equities, Inc., 1.875%, 2/1/33	140,000	137,138
American Tower Corp., 3.375%, 10/15/26	40,000	44,320
Brixmor Operating Partnership LP, 4.05%, 7/1/30	80,000	85,964
CubeSmart LP, 2.00%, 2/15/31(4)	135,000	133,411
Equinix, Inc., 5.375%, 5/15/27	32,000	34,919
Essex Portfolio LP, 3.25%, 5/1/23	40,000	42,138
Healthcare Realty Trust, Inc., 2.40%, 3/15/30	100,000	101,543
Healthcare Realty Trust, Inc., 2.05%, 3/15/31(4)	55,000	54,390

Highwoods Realty LP, 2.60%, 2/1/31	45,000	44,704
Host Hotels & Resorts LP, 3.75%, 10/15/23	80,000	82,637
Kilroy Realty LP, 3.80%, 1/15/23	50,000	52,070
Kilroy Realty LP, 2.50%, 11/15/32	100,000	97,640
Kimco Realty Corp., 2.80%, 10/1/26	160,000	171,159
Kimco Realty Corp., 1.90%, 3/1/28	105,000	103,863
Lexington Realty Trust, 2.70%, 9/15/30	171,000	174,573
Mid-America Apartments LP, 1.70%, 2/15/31	105,000	103,647
National Retail Properties, Inc., 2.50%, 4/15/30	167,000	166,949
Realty Income Corp., 3.25%, 1/15/31	45,000	49,681
Regency Centers LP, 3.70%, 6/15/30	100,000	109,917
Spirit Realty LP, 3.20%, 2/15/31	100,000	97,689
Ventas Realty LP, 4.40%, 1/15/29	110,000	125,067
VEREIT Operating Partnership LP, 3.40%, 1/15/28	147,000	153,293
Welltower, Inc., 2.75%, 1/15/31	120,000	123,440
		2,327,184
Food and Staples Retailing — 0.2%
Costco Wholesale Corp., 1.60%, 4/20/30	130,000	132,769
Kroger Co. (The), 3.875%, 10/15/46	100,000	113,492
Sysco Corp., 5.95%, 4/1/30	230,000	291,000
Walmart, Inc., 4.05%, 6/29/48	110,000	143,697
		680,958
Food Products — 0.1%
Mars, Inc., 1.625%, 7/16/32(3)	170,000	168,780
Mondelez International, Inc., 2.75%, 4/13/30	122,000	133,097
		301,877
Gas Utilities†
CenterPoint Energy Resources Corp., 1.75%, 10/1/30(4)	108,000	108,349
Health Care Equipment and Supplies — 0.2%
Becton Dickinson and Co., 3.73%, 12/15/24	50,000	55,295
Danaher Corp., 2.60%, 10/1/50(4)	130,000	127,039
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	120,000	130,587
Stryker Corp., 1.95%, 6/15/30	110,000	112,254
Zimmer Biomet Holdings, Inc., 3.55%, 3/20/30	110,000	123,490
		548,665
Health Care Providers and Services — 0.4%
Anthem, Inc., 2.375%, 1/15/25	30,000	31,901
Cigna Corp., 2.40%, 3/15/30	100,000	103,612
CVS Health Corp., 4.30%, 3/25/28	230,000	269,399
CVS Health Corp., 1.75%, 8/21/30	100,000	98,118
CVS Health Corp., 4.78%, 3/25/38	30,000	36,394
Duke University Health System, Inc., 3.92%, 6/1/47	30,000	37,745
Partners Healthcare System, Inc., 3.19%, 7/1/49	65,000	70,498
UnitedHealth Group, Inc., 3.75%, 7/15/25	65,000	74,256
UnitedHealth Group, Inc., 2.00%, 5/15/30	142,000	148,695
UnitedHealth Group, Inc., 4.75%, 7/15/45	30,000	40,603
Universal Health Services, Inc., 2.65%, 10/15/30(3)	245,000	244,515
		1,155,736
Hotels, Restaurants and Leisure — 0.1%
Las Vegas Sands Corp., 3.90%, 8/8/29	71,000	71,206
Marriott International, Inc., 3.50%, 10/15/32	160,000	158,269
		229,475
Household Durables — 0.1%
D.R. Horton, Inc., 5.75%, 8/15/23	35,000	39,538
D.R. Horton, Inc., 2.50%, 10/15/24	90,000	95,348

Lennar Corp., 4.75%, 4/1/21	80,000	80,882
		215,768
Industrial Conglomerates — 0.1%
Carlisle Cos., Inc., 2.75%, 3/1/30	200,000	212,796
General Electric Co., 3.625%, 5/1/30	130,000	135,189
General Electric Co., 4.35%, 5/1/50	60,000	61,250
		409,235
Insurance — 0.7%
American International Group, Inc., 3.40%, 6/30/30	110,000	121,639
American International Group, Inc., 4.50%, 7/16/44	108,000	126,912
Athene Global Funding, 2.50%, 1/14/25(3)	90,000	92,845
Athene Global Funding, 2.55%, 6/29/25(3)	90,000	92,694
Athene Global Funding, 2.45%, 8/20/27(3)	63,000	64,749
Belrose Funding Trust, 2.33%, 8/15/30(3)	50,000	49,486
Chubb INA Holdings, Inc., 1.375%, 9/15/30	146,000	144,110
Five Corners Funding Trust II, 2.85%, 5/15/30(3)	335,000	361,782
Globe Life, Inc., 2.15%, 8/15/30	100,000	100,738
Great-West Lifeco US Finance 2020 LP, 0.90%, 8/12/25(3)	155,000	154,802
Kemper Corp., 2.40%, 9/30/30	80,000	78,962
Liberty Mutual Group, Inc., 4.50%, 6/15/49(3)	40,000	48,527
Lincoln National Corp., 4.375%, 6/15/50	155,000	179,949
Markel Corp., 4.90%, 7/1/22	70,000	75,105
Massachusetts Mutual Life Insurance Co., 3.375%, 4/15/50(3)	140,000	142,985
Protective Life Global Funding, 1.74%, 9/21/30(3)	150,000	148,686
Teachers Insurance & Annuity Association of America, 3.30%, 5/15/50(3)	70,000	72,410
Unum Group, 4.50%, 3/15/25	90,000	100,111
W.R. Berkley Corp., 4.625%, 3/15/22	20,000	21,133
		2,177,625
Internet and Direct Marketing Retail†
Expedia Group, Inc., 3.60%, 12/15/23(3)	134,000	136,999
IT Services — 0.2%
Fiserv, Inc., 3.50%, 7/1/29	47,000	53,632
Global Payments, Inc., 3.20%, 8/15/29	100,000	109,371
International Business Machines Corp., 1.70%, 5/15/27	100,000	103,521
International Business Machines Corp., 1.95%, 5/15/30	100,000	103,202
PayPal Holdings, Inc., 2.30%, 6/1/30	143,000	151,262
		520,988
Life Sciences Tools and Services†
Agilent Technologies, Inc., 2.10%, 6/4/30	60,000	61,634
Machinery†
Cummins, Inc., 2.60%, 9/1/50	140,000	137,398
Media — 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.20%, 3/15/28	75,000	85,270
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.80%, 3/1/50	170,000	195,263
Comcast Corp., 1.95%, 1/15/31	140,000	144,141
Comcast Corp., 3.20%, 7/15/36	90,000	100,130
Comcast Corp., 3.75%, 4/1/40	40,000	46,858
Comcast Corp., 2.45%, 8/15/52	30,000	28,198
Discovery Communications LLC, 3.625%, 5/15/30	35,000	38,994
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	102,000	119,945
ViacomCBS, Inc., 4.75%, 5/15/25	145,000	166,526
ViacomCBS, Inc., 3.70%, 6/1/28	29,000	32,242
ViacomCBS, Inc., 4.20%, 5/19/32	70,000	80,124
		1,037,691

Metals and Mining — 0.1%
Newcrest Finance Pty Ltd., 4.20%, 5/13/50(3)	50,000	58,672
Steel Dynamics, Inc., 3.45%, 4/15/30	50,000	55,245
Teck Resources Ltd., 3.90%, 7/15/30(3)	50,000	52,407
		166,324
Multi-Utilities — 0.2%
Ameren Corp., 3.50%, 1/15/31	130,000	148,900
CenterPoint Energy, Inc., 4.25%, 11/1/28	116,000	138,315
Dominion Energy, Inc., 4.90%, 8/1/41	50,000	64,303
NiSource, Inc., 1.70%, 2/15/31	70,000	68,944
NiSource, Inc., 5.65%, 2/1/45	35,000	48,445
San Diego Gas & Electric Co., 1.70%, 10/1/30	60,000	59,594
Sempra Energy, 2.875%, 10/1/22	40,000	41,527
Sempra Energy, 3.25%, 6/15/27	30,000	32,999
Sempra Energy, 4.00%, 2/1/48	20,000	22,544
		625,571
Oil, Gas and Consumable Fuels — 0.7%
Aker BP ASA, 3.75%, 1/15/30(3)	150,000	146,056
BP Capital Markets America, Inc., 1.75%, 8/10/30	80,000	79,513
Chevron Corp., 2.00%, 5/11/27	70,000	74,112
Chevron USA, Inc., 1.02%, 8/12/27	50,000	49,969
Concho Resources, Inc., 2.40%, 2/15/31	60,000	57,516
Diamondback Energy, Inc., 3.50%, 12/1/29	130,000	125,679
Ecopetrol SA, 5.875%, 5/28/45	10,000	10,912
Energy Transfer Operating LP, 3.60%, 2/1/23	30,000	30,842
Energy Transfer Operating LP, 4.25%, 3/15/23	110,000	114,510
Energy Transfer Operating LP, 4.90%, 3/15/35	55,000	53,855
Enterprise Products Operating LLC, 4.85%, 3/15/44	100,000	113,885
EOG Resources, Inc., 4.10%, 2/1/21	20,000	20,252
Equinor ASA, 1.75%, 1/22/26	80,000	83,036
Equinor ASA, 3.25%, 11/18/49	70,000	74,598
Exxon Mobil Corp., 1.57%, 4/15/23	120,000	123,528
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	75,000	94,582
MPLX LP, 5.25%, 1/15/25	50,000	51,840
MPLX LP, 2.65%, 8/15/30	90,000	88,452
MPLX LP, 4.50%, 4/15/38	70,000	71,724
Ovintiv, Inc., 6.50%, 2/1/38	30,000	27,293
Petroleos Mexicanos, 4.875%, 1/24/22	70,000	70,946
Petroleos Mexicanos, 3.50%, 1/30/23	10,000	9,858
Plains All American Pipeline LP / PAA Finance Corp., 3.80%, 9/15/30	220,000	213,753
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	230,000	263,193
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27	70,000	71,510
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30(3)	80,000	86,588
Valero Energy Corp., 1.20%, 3/15/24	156,000	155,469
		2,363,471
Paper and Forest Products†
Georgia-Pacific LLC, 2.10%, 4/30/27(3)	120,000	126,053
Pharmaceuticals — 0.4%
AstraZeneca plc, 1.375%, 8/6/30	183,000	178,578
Bristol-Myers Squibb Co., 3.25%, 8/15/22	155,000	163,378
Bristol-Myers Squibb Co., 3.625%, 5/15/24	60,000	66,142
Bristol-Myers Squibb Co., 3.40%, 7/26/29	130,000	151,272
Royalty Pharma plc, 1.75%, 9/2/27(3)	166,000	166,125
Royalty Pharma plc, 2.20%, 9/2/30(3)	130,000	129,527
Upjohn, Inc., 2.70%, 6/22/30(3)	239,000	247,695

Upjohn, Inc., 4.00%, 6/22/50(3)	43,000	46,020
		1,148,737
Road and Rail — 0.3%
Ashtead Capital, Inc., 4.125%, 8/15/25(3)	200,000	205,766
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	235,000	294,948
CSX Corp., 3.25%, 6/1/27	100,000	113,254
Norfolk Southern Corp., 3.05%, 5/15/50	60,000	64,266
Union Pacific Corp., 2.40%, 2/5/30	80,000	86,300
Union Pacific Corp., 3.60%, 9/15/37	50,000	57,813
Union Pacific Corp., MTN, 3.55%, 8/15/39	40,000	45,759
		868,106
Semiconductors and Semiconductor Equipment — 0.2%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, 1/15/25	41,000	43,772
Broadcom, Inc., 2.25%, 11/15/23	110,000	114,438
Broadcom, Inc., 3.15%, 11/15/25	130,000	140,378
Microchip Technology, Inc., 2.67%, 9/1/23(3)	130,000	134,669
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(3)	200,000	211,444
Texas Instruments, Inc., 1.75%, 5/4/30	65,000	67,201
		711,902
Software — 0.1%
Microsoft Corp., 2.53%, 6/1/50	140,000	146,959
Oracle Corp., 2.80%, 4/1/27	55,000	60,465
Oracle Corp., 4.00%, 7/15/46	150,000	177,885
		385,309
Specialty Retail — 0.1%
Home Depot, Inc. (The), 2.50%, 4/15/27	90,000	97,976
Home Depot, Inc. (The), 3.35%, 4/15/50	103,000	119,388
		217,364
Technology Hardware, Storage and Peripherals — 0.3%
Apple, Inc., 2.55%, 8/20/60	140,000	140,333
Dell International LLC / EMC Corp., 5.45%, 6/15/23(3)	124,000	136,028
EMC Corp., 3.375%, 6/1/23	235,000	242,386
Hewlett Packard Enterprise Co., 1.45%, 4/1/24	180,000	182,440
NetApp, Inc., 2.375%, 6/22/27	175,000	182,745
Seagate HDD Cayman, 4.875%, 3/1/24	50,000	54,433
Seagate HDD Cayman, 4.75%, 1/1/25	110,000	120,883
		1,059,248
Trading Companies and Distributors — 0.1%
Air Lease Corp., MTN, 2.875%, 1/15/26	90,000	88,574
Aircastle Ltd., 5.25%, 8/11/25(3)	185,000	181,208
		269,782
Water Utilities — 0.1%
Essential Utilities, Inc., 2.70%, 4/15/30	150,000	160,721
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc., 2.55%, 2/15/31(3)	130,000	134,853
Vodafone Group plc, 4.375%, 2/19/43	60,000	70,275
		205,128
TOTAL CORPORATE BONDS (Cost $33,304,827)		34,594,905
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 9.3%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, VRN, 3.37%, (12-month LIBOR plus 1.87%), 7/1/36	5,567	5,894
FHLMC, VRN, 3.26%, (1-year H15T1Y plus 2.14%), 10/1/36	14,018	14,817
FHLMC, VRN, 3.52%, (1-year H15T1Y plus 2.26%), 4/1/37	18,211	19,293
FHLMC, VRN, 3.70%, (12-month LIBOR plus 1.80%), 2/1/38	7,424	7,855

FHLMC, VRN, 3.80%, (12-month LIBOR plus 1.82%), 6/1/38	5,195	5,489
FHLMC, VRN, 3.02%, (12-month LIBOR plus 1.76%), 9/1/40	4,202	4,389
FHLMC, VRN, 3.65%, (12-month LIBOR plus 1.88%), 5/1/41	3,484	3,677
FHLMC, VRN, 3.42%, (12-month LIBOR plus 1.86%), 7/1/41	10,710	11,289
FHLMC, VRN, 3.64%, (12-month LIBOR plus 1.64%), 2/1/43	2,968	3,049
FHLMC, VRN, 2.50%, (12-month LIBOR plus 1.62%), 6/1/43	79	80
FHLMC, VRN, 2.83%, (12-month LIBOR plus 1.65%), 6/1/43	1,660	1,674
FHLMC, VRN, 2.83%, (12-month LIBOR plus 1.62%), 1/1/44	26,348	27,387
FHLMC, VRN, 2.58%, (12-month LIBOR plus 1.60%), 6/1/45	48,370	50,387
FHLMC, VRN, 2.36%, (12-month LIBOR plus 1.63%), 8/1/46	127,023	132,136
FHLMC, VRN, 3.05%, (12-month LIBOR plus 1.64%), 9/1/47	99,975	104,458
FNMA, VRN, 2.47%, (6-month LIBOR plus 1.57%), 6/1/35	11,176	11,619
FNMA, VRN, 2.57%, (6-month LIBOR plus 1.57%), 6/1/35	14,031	14,580
FNMA, VRN, 3.14%, (1-year H15T1Y plus 2.16%), 3/1/38	14,922	15,721
FNMA, VRN, 3.69%, (12-month LIBOR plus 1.69%), 1/1/40	1,944	2,030
FNMA, VRN, 3.88%, (12-month LIBOR plus 1.84%), 3/1/40	3,456	3,627
FNMA, VRN, 3.02%, (12-month LIBOR plus 1.77%), 10/1/40	5,259	5,463
FNMA, VRN, 3.26%, (12-month LIBOR plus 1.57%), 3/1/43	2,216	2,296
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	76,910	80,451
		527,661
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 9.2%
FHLMC, 6.50%, 1/1/28	1,447	1,621
FHLMC, 6.50%, 6/1/29	2,100	2,354
FHLMC, 8.00%, 7/1/30	1,635	1,993
FHLMC, 5.50%, 12/1/33	45,968	53,557
FHLMC, 5.50%, 1/1/38	5,929	6,899
FHLMC, 6.00%, 8/1/38	10,241	11,921
FHLMC, 3.50%, 12/1/47	158,509	168,498
FNMA, 6.50%, 1/1/29	3,891	4,435
FNMA, 7.50%, 7/1/29	5,803	6,037
FNMA, 7.50%, 9/1/30	1,898	2,231
FNMA, 5.00%, 7/1/31	48,863	54,950
FNMA, 6.50%, 1/1/32	3,268	3,752
FNMA, 5.50%, 6/1/33	13,835	16,237
FNMA, 5.50%, 8/1/33	32,093	37,746
FNMA, 5.00%, 11/1/33	72,691	83,590
FNMA, 5.50%, 1/1/34	19,788	22,731
FNMA, 3.50%, 3/1/34	32,740	35,145
FNMA, 5.00%, 4/1/35	57,051	65,610
FNMA, 5.00%, 2/1/36	55,763	64,171
FNMA, 5.50%, 1/1/37	42,759	49,941
FNMA, 5.50%, 2/1/37	10,010	11,645
FNMA, 6.00%, 7/1/37	64,178	75,337
FNMA, 6.50%, 8/1/37	6,380	7,407
FNMA, 5.00%, 4/1/40	90,914	104,696
FNMA, 5.00%, 6/1/40	64,051	73,788
FNMA, 3.50%, 1/1/41	213,894	231,503
FNMA, 4.00%, 1/1/41	315,896	356,667
FNMA, 4.00%, 5/1/41	67,680	74,560
FNMA, 5.00%, 6/1/41	74,033	85,261
FNMA, 4.50%, 9/1/41	22,761	25,629
FNMA, 4.00%, 1/1/42	123,713	136,541
FNMA, 3.50%, 5/1/42	244,411	266,994
FNMA, 3.50%, 6/1/42	55,752	61,453
FNMA, 6.50%, 8/1/47	2,308	2,501

FNMA, 6.50%, 9/1/47	4,658	5,035
FNMA, 6.50%, 9/1/47	224	243
FNMA, 6.50%, 9/1/47	2,457	2,656
FNMA, 3.50%, 3/1/48	885,599	937,855
FNMA, 4.00%, 6/1/48	372,793	398,357
FNMA, 4.50%, 7/1/48	1,170,700	1,269,853
FNMA, 4.00%, 8/1/48	922,401	984,080
FNMA, 3.50%, 4/1/49	673,688	709,342
FNMA, 3.50%, 5/1/49	234,093	246,819
FNMA, 4.00%, 6/1/49	1,542,883	1,644,568
FNMA, 3.50%, 9/1/49	525,047	553,392
FNMA, 3.00%, 12/1/49	2,656,242	2,784,892
FNMA, 3.00%, 3/1/50	1,152,503	1,209,560
FNMA, 3.00%, 3/1/50	464,149	486,530
FNMA, 3.00%, 6/1/50	315,713	332,582
FNMA, 3.00%, 6/1/50	2,730,874	2,871,332
FNMA, 3.00%, 6/1/50	238,737	250,412
FNMA, 3.00%, 6/1/50	250,661	262,919
FNMA, 3.00%, 8/1/50	939,530	988,348
GNMA, 2.50%, TBA	1,150,000	1,207,500
GNMA, 3.00%, TBA	1,000,000	1,047,109
GNMA, 7.00%, 4/20/26	5,067	5,690
GNMA, 7.50%, 8/15/26	3,589	4,065
GNMA, 7.00%, 2/15/28	1,272	1,277
GNMA, 7.50%, 2/15/28	858	861
GNMA, 6.50%, 5/15/28	261	288
GNMA, 6.50%, 5/15/28	770	851
GNMA, 7.00%, 12/15/28	1,581	1,587
GNMA, 7.00%, 5/15/31	12,079	14,404
GNMA, 5.50%, 11/15/32	26,584	30,831
GNMA, 4.50%, 1/15/40	19,151	21,114
GNMA, 4.50%, 5/20/41	61,898	68,740
GNMA, 4.50%, 6/15/41	38,298	43,343
GNMA, 3.50%, 3/15/46	370,314	391,467
GNMA, 2.50%, 8/20/46	83,136	87,668
GNMA, 3.00%, 4/20/50	1,952,350	2,047,929
UMBS, 2.00%, TBA	4,050,000	4,187,004
UMBS, 2.50%, TBA	1,080,000	1,132,819
UMBS, 3.00%, TBA	750,000	785,713
		29,226,436
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $29,385,323)		29,754,097
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.2%
Private Sponsor Collateralized Mortgage Obligations — 1.1%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	2,796	2,924
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 3.61%, 3/25/35	22,446	22,713
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 8/25/46(3)	59,655	61,653
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 3.60%, 6/25/34	15,838	15,463
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.77%, 8/25/34	13,274	13,162
Connecticut Avenue Securities Trust, Series 2020-R02, Class 2M2, VRN, 2.15%, (1-month LIBOR plus 2.00%), 1/25/40(3)	200,000	195,935
Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, VRN, 3.80%, (1-month LIBOR plus 3.65%), 2/25/40(3)	200,000	191,570
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	654	583
Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 10/25/47(3)	77,336	77,943

Credit Suisse Mortgage Trust, Series 2019-AFC1, Class A1, VRN, 2.57%, 7/25/49(3)	153,787	157,193
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class A1, VRN, 2.24%, 2/25/50(3)	127,984	130,011
Credit Suisse Mortgage Trust, Series 2020-NQM1, Class A1, 1.21%, 5/25/65(3)	500,000	499,992
Credit Suisse Mortgage Trust, Series 2020-NQM1, Class A2, 1.41%, 5/25/65(3)	400,000	399,996
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 3.04%, 10/25/34	4,985	4,977
Galton Funding Mortgage Trust, Series 2020-H1, Class A1 SEQ, VRN, 2.31%, 1/25/60(3)	239,173	244,422
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.80%, 6/25/34	7,980	7,791
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.83%, 5/25/34	10,332	9,957
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.66%, 1/25/35	15,807	15,693
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(3)	12,794	12,946
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 1/25/47(3)	108,155	111,745
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.23%, 11/21/34	44,545	45,056
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.07%, 11/25/35	31,835	30,948
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 3.78%, 2/25/35	17,548	18,008
New Residential Mortgage Loan Trust, Series 2017-1A, Class A1, VRN, 4.00%, 2/25/57(3)	172,987	188,616
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(3)	112,702	122,687
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 1.65%, (1-month LIBOR plus 1.50%), 6/25/57(3)	56,671	56,844
New Residential Mortgage Loan Trust, Series 2019-NQM2, Class A1 SEQ, VRN, 3.60%, 4/25/49(3)	242,142	245,598
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 8/25/47(3)	215,384	223,796
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(3)	88,508	89,077
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(3)	28,160	28,907
Starwood Mortgage Residential Trust, Series 2020-2, Class A1 SEQ, VRN, 2.72%, 4/25/60(3)	302,621	304,570
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.95%, 7/25/34	29,345	29,357
		3,560,133
U.S. Government Agency Collateralized Mortgage Obligations — 1.1%
FHLMC, Series 2013-DN2, Class M2, VRN, 4.40%, (1-month LIBOR plus 4.25%), 11/25/23	182,462	167,440
FHLMC, Series 2014-DN2, Class M3, VRN, 3.75%, (1-month LIBOR plus 3.60%), 4/25/24	217,483	201,564
FHLMC, Series 2014-HQ3, Class M3, VRN, 4.90%, (1-month LIBOR plus 4.75%), 10/25/24	95,640	96,692
FHLMC, Series 2015-DNA3, Class M3F, VRN, 3.85%, (1-month LIBOR plus 3.70%), 4/25/28	103,694	106,560
FHLMC, Series 2015-HQ2, Class M3, VRN, 3.40%, (1-month LIBOR plus 3.25%), 5/25/25	60,000	60,264
FHLMC, Series 2016-DNA2, Class M3, VRN, 4.80%, (1-month LIBOR plus 4.65%), 10/25/28	161,935	168,945
FHLMC, Series 2016-DNA3, Class M3, VRN, 5.15%, (1-month LIBOR plus 5.00%), 12/25/28	241,731	250,398
FHLMC, Series 2016-HQA4, Class M3, VRN, 4.05%, (1-month LIBOR plus 3.90%), 4/25/29	179,507	187,026
FHLMC, Series 2017-DNA1, Class M2, VRN, 3.40%, (1-month LIBOR plus 3.25%), 7/25/29	291,229	299,517
FHLMC, Series 2017-DNA2, Class M2, VRN, 3.60%, (1-month LIBOR plus 3.45%), 10/25/29	70,000	72,366
FHLMC, Series 2018-HQA2, Class M2, VRN, 2.45%, (1-month LIBOR plus 2.30%), 10/25/48(3)	50,000	49,176
FHLMC, Series 2019-DNA2, Class M2, VRN, 2.60%, (1-month LIBOR plus 2.45%), 3/25/49(3)	89,177	88,052
FHLMC, Series 2019-DNA3, Class M2, VRN, 2.20%, (1-month LIBOR plus 2.05%), 7/25/49(3)	162,659	159,931
FNMA, Series 2014-C02, Class 1M2, VRN, 2.75%, (1-month LIBOR plus 2.60%), 5/25/24	140,978	123,986
FNMA, Series 2014-C02, Class 2M2, VRN, 2.75%, (1-month LIBOR plus 2.60%), 5/25/24	98,236	96,863
FNMA, Series 2014-C04, Class 1M2, VRN, 5.05%, (1-month LIBOR plus 4.90%), 11/25/24	127,777	133,040
FNMA, Series 2014-C04, Class 2M2, VRN, 5.15%, (1-month LIBOR plus 5.00%), 11/25/24	50,414	51,708
FNMA, Series 2015-C03, Class 1M2, VRN, 5.15%, (1-month LIBOR plus 5.00%), 7/25/25	327,919	336,758
FNMA, Series 2015-C03, Class 2M2, VRN, 5.15%, (1-month LIBOR plus 5.00%), 7/25/25	116,686	119,837
FNMA, Series 2015-C04, Class 1M2, VRN, 5.85%, (1-month LIBOR plus 5.70%), 4/25/28	158,318	164,595
FNMA, Series 2016-C01, Class 2M2, VRN, 7.10%, (1-month LIBOR plus 6.95%), 8/25/28	217,968	234,072
FNMA, Series 2016-C04, Class 1M2, VRN, 4.40%, (1-month LIBOR plus 4.25%), 1/25/29	166,073	172,709
FNMA, Series 2016-C06, Class 1M2, VRN, 4.40%, (1-month LIBOR plus 4.25%), 4/25/29	90,206	92,619
		3,434,118
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,902,584)		6,994,251
COLLATERALIZED LOAN OBLIGATIONS — 1.6%
Anchorage Credit Opportunities CLO 1 Ltd., Series 2019-1A, Class A1, VRN, 2.22%, (3-month LIBOR plus 1.95%), 1/20/32(3)	200,000	200,259
Ares XLI CLO Ltd., Series 2016-41A, Class AR, VRN, 1.48%, (3-month LIBOR plus 1.20%), 1/15/29(3)	125,000	125,354

Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 1.29%, (3-month LIBOR plus 1.02%), 4/20/31(3)	200,000	197,098
CBAM Ltd., Series 2019-9A, Class A, VRN, 1.56%, (3-month LIBOR plus 1.28%), 2/12/30(3)	200,000	200,473
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 1.24%, (3-month LIBOR plus 0.98%), 4/24/31(3)	100,000	99,494
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 1.24%, (3-month LIBOR plus 0.97%), 4/18/31(3)	150,000	148,089
Elmwood CLO IV Ltd., Series 2020-1A, Class A, VRN, 2.42%, (3-month LIBOR plus 1.24%), 4/15/33(3)	350,000	350,104
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 1.39%, (3-month LIBOR plus 1.12%), 7/20/31(3)	400,000	397,515
Kayne CLO 6 Ltd., Series 2019-6A, Class A1, VRN, 1.65%, (3-month LIBOR plus 1.38%), 1/20/33(3)	250,000	251,296
KKR CLO Ltd., Series 2022A, Class A, VRN, 1.42%, (3-month LIBOR plus 1.15%), 7/20/31(3)	250,000	247,763
KKR CLO Ltd., Series 2030A, Class A1, VRN, 1.74%, (3-month LIBOR plus 1.50%), 10/17/31(3)	300,000	300,000
Madison Park Funding XXII Ltd., Series 2016-22A, Class A1R, VRN, 1.54%, (3-month LIBOR plus 1.26%), 1/15/33(3)	350,000	342,759
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 1.26%, (3-month LIBOR plus 0.98%), 4/15/31(3)	225,000	221,879
Octagon Investment Partners 45 Ltd., Series 2019-1A, Class A, VRN, 1.61%, (3-month LIBOR plus 1.33%), 10/15/32(3)	250,000	251,307
Parallel Ltd., Series 2020-1A, Class A1, VRN, 1.98%, (3-month LIBOR plus 1.83%), 7/20/31(3)	375,000	377,277
Rockford Tower CLO Ltd., Series 2019-2A, Class A, VRN, 1.58%, (3-month LIBOR plus 1.33%), 8/20/32(3)	350,000	351,096
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 1.42%, (3-month LIBOR plus 1.15%), 4/18/31(3)	275,000	272,364
Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, VRN, 2.60%, (3-month LIBOR plus 1.29%), 4/18/33(3)	200,000	198,042
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 1.34%, (3-month LIBOR plus 1.07%), 10/20/28(3)	225,000	224,672
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 1.21%, (3-month LIBOR plus 0.97%), 4/25/31(3)	250,000	246,783
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $5,004,772)		5,003,624
ASSET-BACKED SECURITIES — 1.3%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(3)	91,148	92,700
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A SEQ, 3.28%, 9/26/33(3)	361,700	371,612
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(3)	130,169	138,672
Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(3)	299,527	302,601
Hilton Grand Vacations Trust, Series 2018-AA, Class B, 3.70%, 2/25/32(3)	251,288	259,960
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(3)	13,507	13,542
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(3)	14,225	14,298
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(3)	75,409	77,004
MVW Owner Trust, Series 2018-1A, Class A SEQ, 3.45%, 1/21/36(3)	143,839	149,266
Progress Residential Trust, Series 2018-SFR1, Class A SEQ, 3.26%, 3/17/35(3)	224,727	227,094
Progress Residential Trust, Series 2018-SFR3, Class A SEQ, 3.88%, 10/17/35(3)	349,634	360,610
Progress Residential Trust, Series 2018-SFR3, Class B, 4.08%, 10/17/35(3)	625,000	645,702
Progress Residential Trust, Series 2019-SFR3, Class A SEQ, 2.27%, 9/17/36(3)	349,096	356,904
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class A SEQ, 3.50%, 6/20/35(3)	106,223	110,574
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(3)	115,074	118,869
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class A SEQ, 2.59%, 5/20/36(3)	166,828	171,695
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 10/25/57(3)	163,800	170,426
Towd Point Mortgage Trust, Series 2018-1, Class A1 SEQ, VRN, 3.00%, 1/25/58(3)	59,634	62,274
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(3)	76,789	82,236
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	12,335	10,190
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(3)	234,180	235,757
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(3)	88,903	90,384
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(3)	109,148	113,103
TOTAL ASSET-BACKED SECURITIES (Cost $4,054,190)		4,175,473
MUNICIPAL SECURITIES — 0.7%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	70,000	108,198
California State University Rev., 2.98%, 11/1/51	200,000	209,958
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	25,000	38,577
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/39	90,000	118,525
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	85,000	90,318
Grand Parkway Transportation Corp. Rev., 3.24%, 10/1/52	70,000	72,835
Houston GO, 3.96%, 3/1/47	25,000	31,101

Los Angeles Department of Airports Rev., 6.58%, 5/15/39	25,000	34,227
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	15,000	19,061
Metropolitan Water Reclamation District of Greater Chicago GO, 5.72%, 12/1/38	200,000	288,300
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	20,000	26,734
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	65,000	110,387
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	85,000	139,788
New York City Water & Sewer System Rev., 5.95%, 6/15/42	45,000	70,640
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	100,000	105,099
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	30,000	35,998
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	40,000	54,012
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	100,000	109,322
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	45,000	62,264
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	25,000	35,917
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	30,000	38,416
State of California GO, 4.60%, 4/1/38	120,000	143,015
State of California GO, 7.55%, 4/1/39	20,000	35,035
State of California GO, 7.30%, 10/1/39	15,000	24,661
State of California GO, 7.60%, 11/1/40	20,000	36,073
University of Texas System (The) Rev., 5.00%, 8/15/40	65,000	97,015
TOTAL MUNICIPAL SECURITIES (Cost $1,856,842)		2,135,476
U.S. GOVERNMENT AGENCY SECURITIES — 0.3%
FHLMC, 0.375%, 9/23/25	700,000	698,541
FNMA, 2.125%, 4/24/26	40,000	43,686
FNMA, 6.625%, 11/15/30	100,000	153,668
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $859,626)		895,895
PREFERRED STOCKS — 0.1%
Banks — 0.1%
JPMorgan Chase & Co., 4.60% (Cost $152,269)	169,000	165,831
SOVEREIGN GOVERNMENTS AND AGENCIES†
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21	30,000	30,864
Peru†
Peruvian Government International Bond, 5.625%, 11/18/50	30,000	47,904
Poland†
Republic of Poland Government International Bond, 5.125%, 4/21/21	35,000	35,919
Republic of Poland Government International Bond, 3.00%, 3/17/23	10,000	10,618
		46,537
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45	20,000	23,825
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $126,495)		149,130
TEMPORARY CASH INVESTMENTS — 3.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $10,911,192)	10,911,192	10,911,192
TOTAL INVESTMENT SECURITIES — 102.7% (Cost $275,814,168)		326,836,647
OTHER ASSETS AND LIABILITIES — (2.7)%		(8,512,489)
TOTAL NET ASSETS — 100.0%		$318,324,158

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	43	December 2020	$7,206,800	$54,038
U.S. Treasury 5-Year Notes	18	December 2020	2,268,562	(189)
U.S. Treasury 10-Year Notes	7	December 2020	976,719	390
U.S. Treasury Long Bonds	1	December 2020	176,281	(315)
U.S. Treasury Ultra Bonds	2	December 2020	443,625	621
			$11,071,987	$54,545

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	22	December 2020	$3,518,281	$(8,961)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 33	Buy	(5.00)%	12/20/24	$3,560,000	$110,451	$(297,894)	$(187,443)

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.78%	8/5/24	$1,000,000	$(390)	$(11,723)	$(12,113)

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	-	Uniform Mortgage-Backed Securities
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $330,407.
(3)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $19,248,384, which represented 6.0% of total net assets.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.
Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	182,931,672	—	—
U.S. Treasury Securities	—	49,125,101	—
Corporate Bonds	—	34,594,905	—
U.S. Government Agency Mortgage-Backed Securities	—	29,754,097	—
Collateralized Mortgage Obligations	—	6,994,251	—
Collateralized Loan Obligations	—	5,003,624	—
Asset-Backed Securities	—	4,175,473	—
Municipal Securities	—	2,135,476	—
U.S. Government Agency Securities	—	895,895	—
Preferred Stocks	—	165,831	—
Sovereign Governments and Agencies	—	149,130	—
Temporary Cash Investments	10,911,192	—	—
	193,842,864	132,993,783	—
Other Financial Instruments
Futures Contracts	55,049	—	—

Liabilities
Other Financial Instruments
Futures Contracts	9,465	—	—
Swap Agreements	—	199,556	—
	9,465	199,556	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.